Income Taxes (Details1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Details1 [Abstract]
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2019 – 27%,)	$ (3,630)	$ (2,653)
Change in unrecognized deductible temporary differences and unused tax losses	3,093	4,534
Permanent differences and other	$ 537	$ (1,881)